Inventories - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,177	$ 1,525
Work-in-process	1,084	622
Finished goods	3,960	3,875
Total Inventories	$ 7,221	$ 6,022